Segmented information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Segmented Information [Abstract]
Disclosure of operating segments [text block]
Substantially all sales in the France, Netherlands, and Ireland operating segments for the years ended December 31, 2018 and 2017 were to one customer in each respective segment.

	Year Ended December 31, 2018
($M)	Canada	France	Netherlands	Germany	Ireland	Australia	USA	Corporate	Total
Total assets	3,060,291	918,398	277,348	284,063	709,585	263,739	407,323	349,924	6,270,671
Drilling and development	277,857	79,451	17,963	10,863	224	75,638	40,837	1,009	503,842
Exploration and evaluation	—	307	(480)	4,943	—	—	—	9,602	14,372

Crude oil and condensate sales	541,844	360,471	2,462	32,704	—	150,733	31,142	—	1,119,356
NGL sales	56,554	—	—	—	—	—	4,622	—	61,176
Natural gas sales	72,774	131	163,454	49,745	205,150	—	2,701	3,630	497,585
Royalties	(84,696)	(46,781)	(3,181)	(6,626)	—	—	(10,070)	(813)	(152,167)
Revenue from external customers	586,476	313,821	162,735	75,823	205,150	150,733	28,395	2,817	1,525,950
Transportation	(29,912)	(10,426)	—	(6,420)	(5,129)	—	—	—	(51,887)
Operating	(177,499)	(54,690)	(26,681)	(23,048)	(15,366)	(53,199)	(6,421)	(110)	(357,014)
General and administration	(6,057)	(14,170)	(1,947)	(7,401)	(8,386)	(4,918)	(6,306)	(2,744)	(51,929)
PRRT	—	—	—	—	—	(4,824)	—	—	(4,824)
Corporate income taxes	—	(15,084)	(16,561)	—	—	(6,595)	—	(513)	(38,753)
Interest expense	—	—	—	—	—	—	—	(72,759)	(72,759)
Realized loss on derivative instruments	—	—	—	—	—	—	—	(111,258)	(111,258)
Realized foreign exchange gain	—	—	—	—	—	—	—	243	243
Realized other income	—	—	—	—	—	—	—	883	883
Fund flows from operations	373,008	219,451	117,546	38,954	176,269	81,197	15,668	(183,441)	838,652

	Year Ended December 31, 2017
($M)	Canada	France	Netherlands	Germany	Ireland	Australia	USA	Corporate	Total
Total assets	1,542,193	831,783	203,929	295,026	667,068	236,677	73,867	124,422	3,974,965
Drilling and development	148,667	71,087	15,107	6,165	551	29,942	19,074	—	290,593
Exploration and evaluation	—	2,294	16,468	3,366	—	—	—	7,728	29,856

Crude oil and condensate sales	209,560	268,102	1,864	23,554	—	154,391	14,605	—	672,076
NGL sales	37,809	—	—	—	—	—	456	—	38,265
Natural gas sales	83,534	1	106,196	45,142	153,330	—	294	—	388,497
Royalties	(33,258)	(28,565)	(1,722)	(6,655)	—	—	(4,276)	—	(74,476)
Revenue from external customers	297,645	239,538	106,338	62,041	153,330	154,391	11,079	—	1,024,362
Transportation	(17,368)	(14,627)	—	(6,207)	(5,205)	—	(41)	—	(43,448)
Operating	(80,444)	(51,002)	(21,212)	(20,176)	(17,596)	(50,139)	(1,698)	—	(242,267)
General and administration	(9,604)	(13,585)	(2,212)	(7,767)	(2,320)	(8,194)	(4,341)	(6,350)	(54,373)
PRRT	—	—	—	—	—	(19,819)	—	—	(19,819)
Corporate income taxes	—	(10,556)	3,331	—	—	(4,536)	—	(527)	(12,288)
Interest expense	—	—	—	—	—	—	—	(57,313)	(57,313)
Realized gain on derivative instruments	—	—	—	—	—	—	—	4,721	4,721
Realized foreign exchange gain	—	—	—	—	—	—	—	2,316	2,316
Realized other income	—	—	—	—	—	—	—	674	674
Fund flows from operations	190,229	149,768	86,245	27,891	128,209	71,703	4,999	(56,479)	602,565

Reconciliation of fund flows from operations to net earnings:

	Year Ended
($M)	Dec 31, 2018	Dec 31, 2017
Fund flows from operations	838,652	602,565
Accretion	(31,219)	(26,971)
Depletion and depreciation	(609,056)	(491,683)
Gain on business combinations	128,208	—
Unrealized gain (loss) on derivative instruments	109,326	(1,062)
Equity based compensation	(60,746)	(61,579)
Unrealized foreign exchange (loss) gain	(63,243)	71,742
Unrealized other expense	(801)	(637)
Deferred tax	(39,471)	(30,117)
Net earnings	271,650	62,258